Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated August 19, 2014 to the

Statutory Prospectus for Administrative Class, Class A, Class C, Class D, Class R, Class R6 and Class P Shares of

Allianz Funds Multi-Strategy Trust,

Dated April 1, 2014 (as supplemented thereafter)

Disclosure Relating to AllianzGI Retirement 2015 Fund, AllianzGI Retirement 2020 Fund, AllianzGI Retirement 2025 Fund, AllianzGI Retirement 2030 Fund, AllianzGI Retirement 2035 Fund, AllianzGI Retirement 2040 Fund, AllianzGI Retirement 2045 Fund, AllianzGI Retirement 2050 Fund, AllianzGI Retirement 2055 Fund and AllianzGI Retirement Income Fund (the “Funds”)

Each of the Funds has changed its primary performance benchmark and added a secondary benchmark. For each Fund, the prospectus is revised to reflect the use of the relevant “Real Return Target Index” as primary and the relevant “Morningstar Lifetime Conservative Index” set forth below. Previously, the Funds’ primary benchmarks were the Dow Jones Real Return Indices. The Real Return Target date indices are based on the methodology designed and produced by S&P Dow Jones Indices for the Dow Jones Real Return target date indexes, which were terminated on June 30, 2014.

Within the Fund Summary relating to each Fund, the benchmark and other comparative performance information (i.e., all performance information that does not report performance of the Fund itself) in the subsection entitled “Performance Information – Average Annual Total Returns (for periods ended 12/31/13)” is hereby restated as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Retirement 2035 Fund
Performance Table Heading	rr_PerformanceTableHeading	AllianzGI Retirement 2035 Fund:
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Real Return Target 2035 Index replaced the Dow Jones Real Return 2035 Index as the Fund's primary benchmark as of July 1, 2014. The Real Return Target 2035 Index is based on the methodology designed and produced by S&P Dow Jones Indices for the Dow Jones Real Return 2035 Index, which was terminated on June 30, 2014, and the performance figures for the two indices are identical for all periods shown in the table above.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this Supplement for future reference.
Real Return Target 2035 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.51%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.85%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011	[1]
Morningstar Lifetime Conservative 2035 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
Lipper Mixed-Asset Target 2035 Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011

[1]	The Real Return Target 2035 Index replaced the Dow Jones Real Return 2035 Index as the Fund's primary benchmark as of July 1, 2014. The Real Return Target 2035 Index is based on the methodology designed and produced by S&P Dow Jones Indices for the Dow Jones Real Return 2035 Index, which was terminated on June 30, 2014, and the performance figures for the two indices are identical for all periods shown in the table above.